BRIDGE BUILDER TRUST

Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)

Supplement dated June 5, 2026

to the Summary Prospectus dated October 27, 2025, as amended and restated May 1, 2026, the Prospectus dated October 27, 2025, as supplemented, and the Statement of Additional Information (“SAI”) dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

Summary Prospectus, Prospectus and SAI, and should be read

in conjunction with the Summary Prospectus, Prospectus and SAI.

A.

Artisan Partners Limited Partnership (“Artisan Partners”) no longer manages their allocated portion of the Large Cap Value Fund and no longer serves as a sub-adviser to the Large Cap Value Fund. This change is not expected to have a material effect on the Large Cap Value Fund’s investment objective or principal investment strategies. Barrow, Hanley, Mewhinney & Strauss, LLC, LSV Asset Management, Russell Investment Management, LLC, T. Rowe Price Associates Inc., and Wellington Management Company, LLP will continue to serve as sub-advisers to the Large Cap Value Fund.

Accordingly, all references and information related to Artisan Partners, with respect to the Large Cap Value Fund, in the Summary Prospectus, Prospectus and SAI are hereby deleted in their entirety.

B.

Additionally, the Board of Trustees of the Bridge Builder Trust (the “Trust”) has approved an investment sub-advisory agreement among Olive Street Investment Advisers, LLC, Dodge & Cox and the Trust, pursuant to which Dodge & Cox is expected to begin serving as a sub-adviser to an allocated portion of the Large Cap Value Fund (“Dodge & Cox’s Allocated Portion of the Large Cap Value Fund”) on or around June 23, 2026. More detailed information regarding Dodge & Cox and the portfolio managers who will be responsible for the day-to-day management of Dodge & Cox’s Allocated Portion of the Large Cap Value Fund will be included in an additional supplement to the Summary Prospectus, Prospectus and SAI on or around June 23, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Supplement dated June 5, 2026

to the Summary Prospectus dated October 27, 2025, as amended and restated May 1, 2026, the Prospectus dated October 27, 2025, as supplemented, and the Statement of Additional Information (“SAI”) dated

October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

Summary Prospectus, Prospectus and SAI, and should be read

in conjunction with the Summary Prospectus, Prospectus and SAI.

A.

Champlain Investment Partners, LLC (“Champlain”) no longer manages their allocated portion of the Small/Mid Cap Growth Fund and no longer serves as a sub-adviser to the Small/Mid Cap Growth Fund. This change is not expected to have a material effect on the Small/Mid Cap Growth Fund’s investment objective or principal investment strategies. Artisan Partners Limited Partnership, Driehaus Capital Management LLC, Eagle Asset Management, Inc., Federated MDTA LLC, Russell Investment Management, LLC and Stephens Investment Management Group, LLC will continue to serve as sub-advisers to the Small/Mid Cap Growth Fund.

Accordingly, all references and information related to Champlain, with respect to the Small/Mid Cap Growth Fund, in the Summary Prospectus, Prospectus and SAI are hereby deleted in their entirety.

B.

Additionally, the Board of Trustees of the Bridge Builder Trust (the “Trust”) has approved an investment sub-advisory agreement among Olive Street Investment Advisers, LLC, Los Angeles Capital Management LLC (“LA Capital”) and the Trust, pursuant to which LA Capital is expected to begin serving as a sub-adviser to an allocated portion of the Small/Mid Cap Growth Fund (“LA Capital’s Allocated Portion of the Small/Mid Cap Growth Fund”) on or around June 23, 2026. More detailed information regarding LA Capital and the portfolio managers who will be responsible for the day-to-day management of LA Capital’s Allocated Portion of the Small/Mid Cap Growth Fund will be included in an additional supplement to the Summary Prospectus, Prospectus and SAI on or around June 23, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE